LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
Lease Liabilities
LEASE LIABILITIES

11. LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 11.7% to 13.3%.

Total
Balance at December 31, 2022	$378,643
Additions	734,903
Interest expense	96,423
Lease payments	(423,410)
Foreign exchange	3,464
Balance at December 31, 2023	$790,023
Interest expense	65,378
Lease payments	(423,157)
Foreign exchange	(4,223)
Balance at December 31, 2024	$428,021

Which consists of:

	December 31, 2024	December 31, 2023
Current lease liability	$154,147	$362,001
Non-current lease liability	273,874	428,022
Ending balance	$428,021	$790,023

Maturity analysis	December 31, 2024	December 31, 2023
Less than one year	$190,856	$429,948
One to three years	282,419	355,879
Four to five years	71,836	141,519
Total undiscounted lease liabilities	545,111	927,346
Amount representing interest	(117,090)	(137,323)
	$428,021	$790,023

Variable lease payments of $77,626 (2023 - $43,542) have been recognized in profit and loss.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars